Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 145,259		£ 134,267
Reverse repurchase agreements and other similar secured lending		3,177		8,981
Financial assets at fair value through the income statement		188,226		171,761
Financial assets at fair value through other comprehensive income		45,908		51,902
Non-derivative financial assets		1,049,896	$ 132	1,051,400
Debt securities in issue		(48,388)		(29,423)
Subordinated liabilities		(32,185)		(32,005)	£ (33,425)
Financial liabilities designated at fair value		(251,131)		(249,626)
Non-derivative financial liabilities		(1,000,754)		(1,001,271)
Other equity instruments		(56,487)		(53,710)	(50,615)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments	[1]	(9,693)		(8,621)	£ (8,323)
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		28,250		39,216
Reverse repurchase agreements and other similar secured lending		186		334
Financial assets at fair value through the income statement		9,165		8,055
Financial assets at fair value through other comprehensive income		0		300
Non-derivative financial assets		37,601		47,905
Debt securities in issue		0		(1,452)
Subordinated liabilities		(5,136)		(897)
Financial liabilities designated at fair value		(920)		(2,320)
Non-derivative financial liabilities		(6,056)		(4,669)
Standby facilities, credit lines and other commitments		115,493		108,202
IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		(3,062)		(5,184)
IBOR Reform | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		11,761		19,317
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		101		1,190
Financial assets at fair value through other comprehensive income		0		186
Non-derivative financial assets		11,862		20,693
Debt securities in issue		0		0
Subordinated liabilities		(36)		(21)
Financial liabilities designated at fair value		(708)		(149)
Non-derivative financial liabilities		(744)		(170)
Standby facilities, credit lines and other commitments		58,094		18,169
Increase (decrease) in standby facilities, credit lines and other commitments		(34,000)
IBOR Reform | GBP LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0		(2,122)
IBOR Reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		15,801		17,990
Reverse repurchase agreements and other similar secured lending		186		334
Financial assets at fair value through the income statement		8,538		6,373
Financial assets at fair value through other comprehensive income		0		106
Non-derivative financial assets		24,525		24,803
Debt securities in issue		0		(1,430)
Subordinated liabilities		(3,774)		(876)
Financial liabilities designated at fair value		(212)		(1,273)
Non-derivative financial liabilities		(3,986)		(3,579)
Standby facilities, credit lines and other commitments		42,767		74,008
Increase (decrease) in standby facilities, credit lines and other commitments		34,000
IBOR Reform | USD LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		(3,062)		(3,062)
IBOR Reform | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		24		173
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		5		0
Financial assets at fair value through other comprehensive income		0		0
Non-derivative financial assets		29		173
Debt securities in issue		0		(22)
Subordinated liabilities		(1,213)		0
Financial liabilities designated at fair value		0		(759)
Non-derivative financial liabilities		(1,213)		(781)
Standby facilities, credit lines and other commitments		1,284		0
IBOR Reform | JPY LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0		0
IBOR Reform | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		222		11
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		327		283
Financial assets at fair value through other comprehensive income		0		0
Non-derivative financial assets		549		294
Debt securities in issue		0		0
Subordinated liabilities		0		0
Financial liabilities designated at fair value		0		0
Non-derivative financial liabilities		0		0
Standby facilities, credit lines and other commitments		375		74
IBOR Reform | CHF LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0		0
IBOR Reform | Other
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		442		1,725
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		194		209
Financial assets at fair value through other comprehensive income		0		8
Non-derivative financial assets		636		1,942
Debt securities in issue		0		0
Subordinated liabilities		(113)		0
Financial liabilities designated at fair value		0		(139)
Non-derivative financial liabilities		(113)		(139)
Standby facilities, credit lines and other commitments		12,973		15,951
IBOR Reform | Other | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		£ 0		£ 0

[1]	For further details refer to Note 27.